Calvert
VP EAFE International Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Australia — 7.8%
Ampol, Ltd.	1,867	$ 34,534
APA Group	9,428	58,010
Aristocrat Leisure, Ltd.	4,758	100,330
ASX, Ltd.	1,431	65,859
Aurizon Holdings, Ltd.	13,234	29,269
Australia & New Zealand Banking Group, Ltd.	23,380	342,255
BHP Group, Ltd.	40,067	995,990
BlueScope Steel, Ltd.	3,687	35,807
Brambles, Ltd.	11,380	83,250
Cochlear, Ltd.	497	61,736
Coles Group, Ltd.	10,242	107,975
Commonwealth Bank of Australia	13,470	783,616
Computershare, Ltd.	4,363	69,590
CSL, Ltd.	3,818	694,369
Dexus	9,086	45,199
Domino's Pizza Enterprises, Ltd.(1)	498	16,407
Endeavour Group, Ltd.	9,763	43,876
Evolution Mining, Ltd.	13,620	17,768
Fortescue Metals Group, Ltd.	12,966	139,195
Goodman Group	13,552	136,968
GPT Group (The)	14,328	35,264
IDP Education, Ltd.(1)	1,633	27,432
Insurance Australia Group, Ltd.(1)	18,559	54,902
Lendlease Corp., Ltd.(1)	5,044	28,837
Lottery Corp., Ltd. (The)(2)	15,814	42,381
Macquarie Group, Ltd.	2,871	280,095
Medibank Private, Ltd.	21,199	47,383
Mineral Resources, Ltd.	1,278	53,643
Mirvac Group	32,152	40,052
National Australia Bank, Ltd.	25,265	467,799
Newcrest Mining, Ltd.	6,802	74,680
Northern Star Resources, Ltd.	9,479	47,464
Orica, Ltd.	3,401	28,955
Origin Energy, Ltd.	14,121	46,853
Qantas Airways, Ltd.(2)	7,283	23,372
QBE Insurance Group, Ltd.	11,557	85,749
Ramsay Health Care, Ltd.(1)	1,442	52,932
REA Group, Ltd.(1)	374	27,222
Reece, Ltd.(1)	2,401	21,576
Rio Tinto, Ltd.	2,982	180,388
Santos, Ltd.	24,651	113,876
Scentre Group	41,355	67,569
SEEK, Ltd.	2,474	30,068
Sonic Healthcare, Ltd.	3,588	69,985
South32, Ltd.	34,581	82,092
Security	Shares	Value
Australia (continued)
Stockland	19,317	$ 40,427
Suncorp Group, Ltd.	10,030	64,723
Telstra Corp., Ltd.	33,004	81,494
Transurban Group	24,568	194,024
Treasury Wine Estates, Ltd.	5,227	42,058
Vicinity Centres	26,887	29,979
Washington H. Soul Pattinson & Co., Ltd.(1)	1,836	31,564
Wesfarmers, Ltd.	9,042	247,195
Westpac Banking Corp.	27,474	363,481
WiseTech Global, Ltd.	1,243	40,612
Woodside Energy Group, Ltd.	14,915	304,736
Woolworths Group, Ltd.	9,508	206,615
		$7,539,480
Austria — 0.2%
Erste Group Bank AG	2,695	$59,080
OMV AG	1,058	38,292
Verbund AG	502	42,859
voestalpine AG	996	16,873
		$157,104
Belgium — 0.8%
Ageas S.A./NV	1,339	$48,836
Anheuser-Busch InBev S.A./NV	6,930	313,906
D'Ieteren Group	195	27,475
Elia Group S.A./NV	260	30,594
Groupe Bruxelles Lambert NV	804	56,228
KBC Group NV	2,050	97,281
Proximus S.A.	1,301	13,489
Sofina S.A.(1)	101	17,431
Solvay S.A.	606	46,918
UCB S.A.	1,015	70,439
Umicore S.A.	1,766	51,845
Warehouses De Pauw CVA	1,159	28,466
		$802,908
Denmark — 2.6%
AP Moller - Maersk A/S, Class A	29	$51,236
AP Moller - Maersk A/S, Class B	40	72,689
Carlsberg A/S, Class B	791	92,497
Chr. Hansen Holding A/S	842	41,476
Coloplast A/S, Class B	971	98,677
Danske Bank A/S	5,328	66,316
Demant A/S(2)	798	19,728
DSV A/S	1,510	176,893
Genmab A/S(2)	504	162,139
GN Store Nord A/S	974	17,061

Calvert
VP EAFE International Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Denmark (continued)
Novo Nordisk A/S, Class B	13,089	$ 1,303,897
Novozymes A/S, Class B	1,592	80,001
Orsted A/S(3)	1,477	117,718
Pandora A/S	798	37,319
ROCKWOOL International A/S, Class B	61	9,622
Tryg A/S	2,723	56,213
Vestas Wind Systems A/S	7,852	144,578
		$ 2,548,060
Finland — 1.2%
Elisa Oyj	1,026	$46,487
Fortum Oyj	3,297	44,302
Kesko Oyj, Class B	2,174	40,560
Kone Oyj, Class B	2,655	102,293
Neste Oyj	3,264	142,276
Nokia Oyj	43,400	186,319
Nordea Bank Abp	26,921	230,396
Orion Oyj, Class B	819	34,486
Sampo Oyj, Class A	3,834	163,680
Stora Enso Oyj, Class R	4,366	55,463
UPM-Kymmene Oyj	4,106	130,302
Wartsila Oyj Abp(1)	3,830	24,466
		$1,201,030
France — 10.5%
Accor S.A.(2)	1,179	$24,683
Aeroports de Paris(2)	234	27,041
Air Liquide S.A.	4,156	475,027
Alstom S.A.	2,516	40,698
Amundi S.A.(3)	448	18,651
ArcelorMittal S.A.	4,094	81,464
Arkema S.A.	475	34,617
AXA S.A.	14,940	326,183
BioMerieux	321	25,391
BNP Paribas S.A.	8,848	373,733
Bollore SE	6,375	29,249
Bouygues S.A.	1,786	46,719
Bureau Veritas S.A.	2,318	51,871
Capgemini SE	1,295	207,330
Carrefour S.A.	4,895	67,889
Cie de Saint-Gobain	3,830	136,944
Cie Generale des Etablissements Michelin SCA	5,156	115,524
Covivio	345	16,620
Credit Agricole S.A.	9,189	74,597
Danone S.A.	5,027	237,703
Dassault Aviation S.A.	170	19,341
Dassault Systemes SE	5,280	182,292
Security	Shares	Value
France (continued)
Edenred	1,978	$ 91,128
Eiffage S.A.	616	49,399
Electricite de France S.A.	3,598	41,728
Engie S.A.	14,009	161,242
EssilorLuxottica S.A.	2,249	305,690
Eurazeo SE	286	14,924
Eurofins Scientific SE	1,066	63,282
Gecina S.A.	366	28,665
Getlink SE	3,525	54,663
Hermes International	252	296,382
Ipsen S.A.	305	28,228
Kering S.A.	596	264,355
Klepierre S.A.	1,482	25,765
La Francaise des Jeux SAEM(3)	723	21,447
Legrand S.A.	2,077	134,297
L'Oreal S.A.	1,908	610,068
LVMH Moet Hennessy Louis Vuitton SE	2,188	1,289,989
Orange S.A.	15,349	138,824
Pernod Ricard S.A.	1,632	299,397
Publicis Groupe S.A.	1,861	88,179
Remy Cointreau S.A.	202	33,522
Renault S.A.(2)	1,531	41,423
Safran S.A.	2,727	248,129
Sanofi	9,027	687,374
Sartorius Stedim Biotech	208	63,801
Schneider Electric SE	4,248	479,815
SEB S.A.(1)	192	12,077
Societe Generale S.A.	6,106	120,753
Sodexo S.A.	722	54,222
Teleperformance	446	113,143
Thales S.A.	834	91,902
TotalEnergies SE	19,564	917,836
Ubisoft Entertainment S.A.(2)	727	19,980
Unibail-Rodamco-Westfield(2)(4)	136	5,716
Unibail-Rodamco-Westfield(2)(4)	860	35,587
Valeo	1,737	26,246
Veolia Environnement S.A.	5,212	99,613
Vinci S.A.	4,239	342,769
Vivendi SE	5,507	42,715
Wendel SE	198	14,172
Worldline S.A.(2)(3)	1,885	74,506
		$10,146,520
Germany — 7.4%
adidas AG	1,393	$160,141
Allianz SE	3,213	506,158
Aroundtown S.A.	8,106	17,750

Calvert
VP EAFE International Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
BASF SE	7,133	$ 273,753
Bayer AG	7,672	353,484
Bayerische Motoren Werke AG	2,710	183,677
Bayerische Motoren Werke AG, PFC Shares	526	34,158
Bechtle AG	660	23,726
Beiersdorf AG	754	74,090
Brenntag SE	1,250	75,565
Carl Zeiss Meditec AG	333	34,590
Commerzbank AG(2)	8,227	58,568
Continental AG	783	34,744
Covestro AG(3)	1,407	40,228
Daimler Truck Holding AG(2)	3,483	78,742
Delivery Hero SE(2)(3)	1,234	45,075
Deutsche Bank AG	16,423	121,595
Deutsche Boerse AG	1,516	248,513
Deutsche Lufthansa AG(2)	4,675	26,873
Deutsche Post AG	7,942	239,369
Deutsche Telekom AG	25,275	430,223
E.ON SE	17,421	133,842
Evonik Industries AG	1,690	28,303
Fresenius Medical Care AG & Co. KGaA	1,614	45,471
Fresenius SE & Co. KGaA	3,202	68,251
GEA Group AG	1,175	38,026
Hannover Rueck SE	494	74,053
HeidelbergCement AG	1,195	47,207
HelloFresh SE(2)	1,318	27,588
Henkel AG & Co. KGaA	829	46,982
Henkel AG & Co. KGaA, PFC Shares	1,471	87,358
Infineon Technologies AG	10,170	222,560
KION Group AG	600	11,491
Knorr-Bremse AG	597	25,637
LEG Immobilien SE	523	31,218
Mercedes-Benz Group AG	6,305	318,825
Merck KGaA	989	160,100
MTU Aero Engines AG	398	59,483
Muenchener Rueckversicherungs-Gesellschaft AG	1,121	269,848
Nemetschek SE	486	23,069
Porsche Automobil Holding SE, PFC Shares	1,133	63,837
Puma SE	797	36,869
Rational AG	41	19,857
Rheinmetall AG	337	51,887
RWE AG	5,147	189,183
SAP SE	8,280	674,780
Sartorius AG, PFC Shares	203	70,219
Scout24 SE(3)	615	30,818
Siemens AG	6,013	587,728
Siemens Energy AG(2)	3,088	34,001
Security	Shares	Value
Germany (continued)
Siemens Healthineers AG(3)	2,214	$ 94,971
Symrise AG	1,056	102,973
Telefonica Deutschland Holding AG	7,582	15,329
Uniper SE	708	2,672
United Internet AG	763	14,263
Volkswagen AG	274	44,654
Volkswagen AG, PFC Shares	1,476	180,355
Vonovia SE	5,511	118,937
Zalando SE(2)(3)	1,718	33,558
		$7,147,225
Hong Kong — 3.0%
AIA Group, Ltd.	95,166	$792,343
BOC Hong Kong Holdings, Ltd.	28,956	96,299
Budweiser Brewing Co. APAC, Ltd.(3)	12,300	32,030
Chow Tai Fook Jewellery Group, Ltd.	16,800	31,574
CK Asset Holdings, Ltd.	16,209	97,309
CK Hutchison Holdings, Ltd.	20,847	114,789
CK Infrastructure Holdings, Ltd.	5,604	28,582
CLP Holdings, Ltd.	12,622	95,394
ESR Cayman, Ltd.(3)	17,000	42,761
Futu Holdings, Ltd. ADR(1)(2)	406	15,140
Galaxy Entertainment Group, Ltd.	16,913	99,413
Hang Lung Properties, Ltd.	14,000	22,990
Hang Seng Bank, Ltd.	6,040	91,763
Henderson Land Development Co., Ltd.	11,806	33,059
HK Electric Investments & HK Electric Investments, Ltd.	20,027	14,036
HKT Trust & HKT, Ltd.	32,020	37,502
Hong Kong & China Gas Co., Ltd.	83,675	73,705
Hong Kong Exchanges & Clearing, Ltd.	9,606	328,356
Hongkong Land Holdings, Ltd.	9,294	40,838
Jardine Matheson Holdings, Ltd.	1,219	61,630
Link REIT	16,989	118,592
MTR Corp., Ltd.	12,481	57,248
New World Development Co., Ltd.	12,107	34,385
Power Assets Holdings, Ltd.	11,042	55,351
Sands China, Ltd.(2)	19,483	48,517
Sino Land Co., Ltd.	29,433	38,714
SITC International Holdings Co., Ltd.	10,000	18,339
Sun Hung Kai Properties, Ltd.	11,152	123,076
Swire Pacific, Ltd., Class A	4,537	33,912
Swire Properties, Ltd.	8,529	18,348
Techtronic Industries Co., Ltd.	10,525	100,431
WH Group, Ltd.(3)	64,733	40,713
Wharf Real Estate Investment Co., Ltd.	13,118	59,469
Xinyi Glass Holdings, Ltd.	14,000	20,247
		$2,916,855

Calvert
VP EAFE International Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Ireland — 0.9%
CRH PLC	6,020	$ 193,554
DCC PLC	788	40,923
Experian PLC	7,125	208,567
Flutter Entertainment PLC(2)	1,329	146,498
James Hardie Industries PLC CDI	3,369	66,176
Kerry Group PLC, Class A	1,223	109,009
Kingspan Group PLC	1,176	52,984
Smurfit Kappa Group PLC	1,810	51,764
		$869,475
Israel — 0.8%
Azrieli Group, Ltd.	315	$21,498
Bank Hapoalim B.M.	10,120	85,428
Bank Leumi Le-Israel B.M.	12,248	104,607
Bezeq The Israeli Telecommunication Corp. Ltd.	18,289	29,897
Check Point Software Technologies, Ltd.(2)	841	94,209
CyberArk Software, Ltd.(2)	327	49,030
Elbit Systems, Ltd.	215	40,707
ICL Group, Ltd.	5,687	45,578
Israel Discount Bank, Ltd., Class A	9,975	50,227
Mizrahi Tefahot Bank, Ltd.	1,288	45,092
Nice, Ltd.(2)	486	91,452
Teva Pharmaceutical Industries, Ltd. ADR(2)	8,820	71,177
Tower Semiconductor, Ltd.(2)	851	37,147
Wix.com, Ltd.(2)	433	33,874
ZIM Integrated Shipping Services, Ltd.	653	15,346
		$815,269
Italy — 1.9%
Amplifon SpA	989	$25,768
Assicurazioni Generali SpA(1)	9,034	123,353
Atlantia SpA	3,751	82,768
Davide Campari-Milano NV	3,681	32,568
DiaSorin SpA(1)	212	23,658
Enel SpA	64,163	263,147
Eni SpA	19,431	206,526
Ferrari NV	1,010	187,038
FinecoBank Banca Fineco SpA	4,632	57,207
Infrastrutture Wireless Italiane SpA(3)	2,913	25,414
Intesa Sanpaolo SpA	130,615	215,909
Mediobanca Banca di Credito Finanziario SpA	4,446	34,789
Moncler SpA	1,629	66,503
Nexi SpA(1)(2)(3)	4,183	33,791
Poste Italiane SpA(3)	4,086	30,870
Prysmian SpA	1,988	56,944
Recordati Industria Chimica e Farmaceutica SpA	757	27,705
Snam SpA	15,969	64,546
Security	Shares	Value
Italy (continued)
Telecom Italia SpA(1)(2)	66,564	$ 12,312
Tenaris S.A.	3,576	46,270
Terna - Rete Elettrica Nazionale	11,126	67,763
UniCredit SpA	16,660	168,667
		$ 1,853,516
Japan — 22.7%
Advantest Corp.(1)	1,500	$ 69,271
Aeon Co., Ltd.	5,248	97,999
AGC, Inc.	1,556	48,441
Aisin Corp.(1)	1,252	32,226
Ajinomoto Co., Inc.	3,699	101,098
ANA Holdings, Inc.(2)	1,383	26,017
Asahi Group Holdings, Ltd.	3,515	109,584
Asahi Intecc Co., Ltd.(1)	1,600	25,517
Asahi Kasei Corp.	10,370	68,725
Astellas Pharma, Inc.	14,201	188,125
Azbil Corp.	1,000	26,067
Bandai Namco Holdings, Inc.	1,537	100,164
Bridgestone Corp.	4,484	145,017
Brother Industries, Ltd.	1,905	32,912
Canon, Inc.	8,000	174,740
Capcom Co., Ltd.	1,400	35,248
Central Japan Railway Co.	1,159	136,056
Chiba Bank, Ltd. (The)(1)	4,141	22,425
Chubu Electric Power Co., Inc.(1)	5,269	47,387
Chugai Pharmaceutical Co., Ltd.	5,146	128,563
Concordia Financial Group, Ltd.	8,031	24,923
CyberAgent, Inc.	3,200	26,944
Dai Nippon Printing Co., Ltd.	1,505	30,151
Daifuku Co., Ltd.	800	37,630
Dai-ichi Life Holdings, Inc.	7,713	122,639
Daiichi Sankyo Co., Ltd.	13,700	382,927
Daikin Industries, Ltd.	1,958	301,275
Daito Trust Construction Co., Ltd.	516	48,268
Daiwa House Industry Co., Ltd.	4,732	96,214
Daiwa House REIT Investment Corp.	16	33,416
Daiwa Securities Group, Inc.(1)	10,025	39,347
Denso Corp.	3,334	152,441
Dentsu Group, Inc.	1,805	51,312
Disco Corp.	200	44,090
East Japan Railway Co.	2,350	120,519
Eisai Co., Ltd.	2,051	110,055
ENEOS Holdings, Inc.(1)	24,238	78,171
FANUC Corp.	1,562	219,327
Fast Retailing Co., Ltd.(1)	500	264,972
Fuji Electric Co., Ltd.	1,041	38,154

Calvert
VP EAFE International Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
FUJIFILM Holdings Corp.	2,927	$ 133,690
Fujitsu, Ltd.	1,552	170,180
GLP J-REIT	31	34,381
GMO Payment Gateway, Inc.	300	20,565
Hakuhodo DY Holdings, Inc.	1,578	11,110
Hamamatsu Photonics K.K.	1,151	49,334
Hankyu Hanshin Holdings, Inc.	1,862	56,039
Hikari Tsushin, Inc.	219	25,726
Hirose Electric Co., Ltd.	242	31,737
Hitachi Construction Machinery Co., Ltd.	796	14,793
Hitachi Metals, Ltd.(2)	1,286	19,348
Hitachi, Ltd.	7,584	322,745
Honda Motor Co., Ltd.	12,901	280,026
Hoshizaki Corp.	1,332	37,150
HOYA Corp.	2,923	281,656
Hulic Co., Ltd.	3,540	26,082
Ibiden Co., Ltd.	1,000	27,339
Idemitsu Kosan Co., Ltd.(1)	1,684	36,599
Iida Group Holdings Co., Ltd.	1,100	14,890
INPEX Corp.	8,091	75,465
Isuzu Motors, Ltd.	4,355	48,155
Ito En, Ltd.	400	16,180
ITOCHU Corp.	9,548	230,469
Itochu Techno-Solutions Corp.	700	16,409
Japan Airlines Co., Ltd.(2)	1,320	23,639
Japan Exchange Group, Inc.	4,118	55,655
Japan Metropolitan Fund Investment Corp.	59	44,298
Japan Post Bank Co., Ltd.	3,400	23,767
Japan Post Holdings Co., Ltd.	19,000	125,879
Japan Post Insurance Co., Ltd.	1,800	25,211
Japan Real Estate Investment Corp.	10	41,254
Japan Tobacco, Inc.	9,734	159,956
JFE Holdings, Inc.(1)	4,225	39,231
JSR Corp.(1)	1,459	27,667
Kajima Corp.	3,581	33,943
Kakaku.com, Inc.	955	16,184
Kansai Electric Power Co., Inc. (The)	5,178	43,321
Kao Corp.	3,801	154,664
KDDI Corp.	12,567	367,412
Keio Corp.(1)	779	28,386
Keisei Electric Railway Co., Ltd.(1)	1,005	27,378
Keyence Corp.	1,560	515,674
Kikkoman Corp.	1,201	68,086
Kintetsu Group Holdings Co., Ltd.(1)	1,346	44,813
Kirin Holdings Co., Ltd.	6,326	97,457
Kobayashi Pharmaceutical Co., Ltd.(1)	400	23,441
Kobe Bussan Co., Ltd.(1)	1,000	24,057
Security	Shares	Value
Japan (continued)
Koei Tecmo Holdings Co., Ltd.	1,040	$ 17,119
Koito Manufacturing Co., Ltd.	1,494	20,426
Komatsu, Ltd.	7,246	131,937
Konami Group Corp.(1)	751	34,773
Kose Corp.	308	31,756
Kubota Corp.	8,011	111,328
Kurita Water Industries, Ltd.	732	25,988
Kyocera Corp.	2,548	128,365
Kyowa Kirin Co., Ltd.	1,944	44,697
Lasertec Corp.(1)	600	60,349
Lixil Corp.	2,113	31,004
M3, Inc.	3,458	96,553
Makita Corp.(1)	1,748	33,921
Marubeni Corp.	12,233	106,739
Mazda Motor Corp.	4,510	29,947
McDonald's Holdings Co. (Japan), Ltd.	577	20,104
MEIJI Holdings Co., Ltd.	867	38,486
MINEBEA MITSUMI, Inc.	2,859	42,296
MISUMI Group, Inc.	2,280	49,094
Mitsubishi Chemical Group Corp.	10,822	49,574
Mitsubishi Corp.(1)	10,090	275,964
Mitsubishi Electric Corp.	15,060	136,264
Mitsubishi Estate Co., Ltd.	9,168	120,799
Mitsubishi HC Capital, Inc.	5,566	23,924
Mitsubishi Heavy Industries, Ltd.	2,544	84,612
Mitsubishi UFJ Financial Group, Inc.(5)	93,676	424,364
Mitsui & Co., Ltd.	11,175	237,801
Mitsui Chemicals, Inc.	1,475	28,750
Mitsui Fudosan Co., Ltd.	7,031	133,940
Mitsui OSK Lines, Ltd.(1)	2,700	48,310
Mizuho Financial Group, Inc.	19,300	208,915
MonotaRO Co., Ltd.(1)	1,800	27,621
MS&AD Insurance Group Holdings, Inc.	3,628	96,079
Murata Manufacturing Co., Ltd.	4,514	207,767
NEC Corp.	1,855	59,398
Nexon Co., Ltd.	3,850	68,021
NGK Insulators, Ltd.	1,971	24,533
Nidec Corp.	3,528	197,484
Nihon M&A Center Holdings, Inc.	2,400	27,449
Nintendo Co., Ltd.	9,210	371,479
Nippon Building Fund, Inc.	12	52,806
NIPPON EXPRESS HOLDINGS, Inc.	576	29,277
Nippon Paint Holdings Co., Ltd.(1)	7,090	47,892
Nippon Prologis REIT, Inc.	16	35,079
Nippon Sanso Holdings Corp.	1,324	20,928
Nippon Shinyaku Co., Ltd.(1)	400	20,409
Nippon Steel Corp.	6,475	89,862

Calvert
VP EAFE International Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nippon Telegraph & Telephone Corp.	9,404	$ 253,648
Nippon Yusen KK(1)	3,600	61,106
Nissan Chemical Corp.	1,047	46,773
Nissan Motor Co., Ltd.(2)	17,743	57,179
Nisshin Seifun Group, Inc.(1)	1,417	14,312
Nissin Foods Holdings Co., Ltd.	498	34,616
Nitori Holdings Co., Ltd.(1)	616	51,695
Nitto Denko Corp.	1,070	57,936
Nomura Holdings, Inc.(1)	21,957	72,741
Nomura Real Estate Holdings, Inc.	870	19,648
Nomura Real Estate Master Fund, Inc.	30	33,157
Nomura Research Institute, Ltd.	2,700	65,943
NTT Data Corp.	5,030	64,973
Obayashi Corp.	5,320	34,144
Obic Co., Ltd.	560	75,092
Odakyu Electric Railway Co., Ltd.	2,305	29,700
Oji Holdings Corp.	6,573	24,390
Olympus Corp.	9,476	182,297
Omron Corp.	1,463	67,031
Ono Pharmaceutical Co., Ltd.	2,905	67,857
Open House Group Co., Ltd.	600	20,270
Oracle Corp. Japan	289	15,318
Oriental Land Co., Ltd.	1,624	220,261
ORIX Corp.	9,402	131,713
Osaka Gas Co., Ltd.	3,023	45,575
Otsuka Corp.	864	26,946
Otsuka Holdings Co., Ltd.	3,152	99,808
Pan Pacific International Holdings Corp.	3,336	58,850
Panasonic Corp.(1)	16,847	118,300
Persol Holdings Co., Ltd.	1,200	22,198
Rakuten Group, Inc.(1)	6,900	29,528
Recruit Holdings Co., Ltd.	11,357	327,146
Renesas Electronics Corp.(2)	8,800	73,772
Resona Holdings, Inc.	16,411	60,055
Ricoh Co., Ltd.	4,735	34,671
Rohm Co., Ltd.	707	46,334
SBI Holdings, Inc.	1,875	33,647
SCSK Corp.	1,200	18,167
Secom Co., Ltd.	1,648	93,967
Seiko Epson Corp.(1)	2,252	30,750
Sekisui Chemical Co., Ltd.	2,964	36,261
Sekisui House, Ltd.	4,950	81,983
Seven & i Holdings Co., Ltd.	5,926	238,048
SG Holdings Co., Ltd.	2,600	35,611
Sharp Corp.(1)	1,524	9,087
Shimadzu Corp.	1,814	47,593
Shimano, Inc.	550	86,056
Security	Shares	Value
Japan (continued)
Shimizu Corp.	4,127	$ 20,177
Shin-Etsu Chemical Co., Ltd.	2,985	295,386
Shionogi & Co., Ltd.	2,021	97,602
Shiseido Co., Ltd.	3,074	107,735
Shizuoka Bank, Ltd. (The)(1)	3,925	24,101
SMC Corp.	479	194,939
SoftBank Corp.(1)	22,900	228,678
SoftBank Group Corp.	9,584	324,812
Sompo Holdings, Inc.	2,499	99,988
Sony Group Corp.	9,980	642,856
Square Enix Holdings Co., Ltd.	700	30,171
Subaru Corp.	4,728	71,451
SUMCO Corp.	2,700	31,458
Sumitomo Chemical Co., Ltd.(1)	10,634	36,577
Sumitomo Corp.	8,925	110,263
Sumitomo Electric Industries, Ltd.	5,990	60,808
Sumitomo Metal Mining Co., Ltd.	1,920	55,020
Sumitomo Mitsui Financial Group, Inc.	10,297	285,448
Sumitomo Mitsui Trust Holdings, Inc.	2,782	79,119
Sumitomo Realty & Development Co., Ltd.	2,268	51,579
Suntory Beverage & Food, Ltd.	1,117	39,753
Suzuki Motor Corp.	2,778	86,479
Sysmex Corp.	1,293	69,093
T&D Holdings, Inc.	4,306	40,929
Taisei Corp.	1,549	42,959
Takeda Pharmaceutical Co., Ltd.	11,924	309,640
TDK Corp.	3,165	97,705
Terumo Corp.	5,018	141,057
TIS, Inc.	1,900	50,444
Tobu Railway Co., Ltd.(1)	1,573	37,079
Toho Co., Ltd.	856	31,126
Tokio Marine Holdings, Inc.(1)	14,700	261,265
Tokyo Electric Power Co. Holdings, Inc.(2)	11,600	37,081
Tokyo Electron, Ltd.	1,179	290,500
Tokyo Gas Co., Ltd.	2,962	50,002
Tokyu Corp.(1)	4,384	49,997
TOPPAN, Inc.	2,074	30,894
Toray Industries, Inc.	10,262	50,508
Toshiba Corp.	2,974	105,950
Tosoh Corp.	2,400	26,749
TOTO, Ltd.	1,143	38,169
Toyota Industries Corp.	1,161	55,462
Toyota Motor Corp.	83,850	1,095,957
Toyota Tsusho Corp.	1,765	54,670
Trend Micro, Inc.	1,144	61,619
Unicharm Corp.	3,214	105,435
USS Co., Ltd.	1,635	25,251

Calvert
VP EAFE International Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Welcia Holdings Co., Ltd.	800	$ 16,882
West Japan Railway Co.(1)	1,778	67,962
Yakult Honsha Co., Ltd.	996	57,833
Yamaha Corp.	1,109	39,408
Yamaha Motor Co., Ltd.	2,354	44,104
Yamato Holdings Co., Ltd.	2,364	35,501
Yaskawa Electric Corp.	1,883	54,189
Yokogawa Electric Corp.	1,628	25,648
Z Holdings Corp.	20,817	55,179
ZOZO, Inc.	1,007	20,158
		$21,940,939
Netherlands — 5.1%
ABN AMRO Bank NV(3)	3,112	$27,885
Adyen NV(1)(2)(3)	173	215,759
Aegon NV	12,975	51,576
AerCap Holdings NV(2)	1,013	42,880
Airbus SE	4,633	399,366
Akzo Nobel NV	1,395	79,055
Argenx SE(2)(4)	357	127,048
Argenx SE(2)(4)	81	28,826
ASM International NV	363	81,278
ASML Holding NV	3,203	1,326,935
CNH Industrial NV	8,322	93,142
Euronext NV(3)	670	42,402
EXOR NV(2)	907	58,206
Heineken Holding NV	770	52,713
Heineken NV(1)	2,087	182,260
IMCD NV(1)	446	52,878
ING Groep NV	31,119	266,641
JDE Peet's NV	904	26,431
Just Eat Takeaway.com NV(2)(3)	1,437	22,290
Koninklijke Ahold Delhaize NV	8,267	210,572
Koninklijke DSM NV	1,407	160,103
Koninklijke KPN NV	24,529	66,384
Koninklijke Philips NV(1)	7,012	107,960
NN Group NV	2,295	89,262
OCI NV	827	30,278
Prosus NV	6,507	338,537
QIAGEN NV(2)	1,832	76,293
Randstad NV(1)	975	42,082
Stellantis NV	17,595	207,840
STMicroelectronics NV	5,382	167,258
Universal Music Group NV(1)	5,507	103,146
Wolters Kluwer NV	2,077	202,245
		$4,979,531
Security	Shares	Value
New Zealand — 0.2%
Auckland International Airport, Ltd.(2)	10,509	$ 42,124
Fisher & Paykel Healthcare Corp., Ltd.	4,305	44,621
Mercury NZ, Ltd.	4,384	13,956
Meridian Energy, Ltd.	9,757	26,181
Spark New Zealand, Ltd.	13,480	37,714
Xero, Ltd.(2)	981	45,397
		$ 209,993
Norway — 0.8%
Adevinta ASA(2)	1,949	$11,612
Aker BP ASA	3,907	112,149
DNB Bank ASA	7,471	118,550
Equinor ASA	7,689	253,573
Gjensidige Forsikring ASA	1,602	27,489
Kongsberg Gruppen ASA	706	21,425
Mowi ASA	3,437	43,717
Norsk Hydro ASA	9,871	52,967
Orkla ASA	6,067	44,103
Salmar ASA	461	15,539
Telenor ASA(1)	5,236	47,921
Yara International ASA	1,402	49,203
		$798,248
Portugal — 0.2%
EDP - Energias de Portugal S.A.	21,198	$92,000
Galp Energia SGPS S.A.(1)	3,597	34,608
Jeronimo Martins SGPS S.A.	2,358	43,914
		$170,522
Singapore — 1.6%
CapitaLand Integrated Commercial Trust	38,366	$51,034
CapitaLand Investment, Ltd.	21,648	52,082
CapLand Ascendas REIT	28,331	52,847
CDL Hospitality Trusts	1	1
City Developments, Ltd.	3,871	20,401
DBS Group Holdings, Ltd.	14,348	331,917
Genting Singapore, Ltd.	48,954	26,603
Grab Holdings, Ltd.(1)(2)	11,362	29,882
Keppel Corp., Ltd.	11,828	56,915
Mapletree Logistics Trust	22,400	24,203
Mapletree Pan Asia Commercial Trust(1)	19,300	22,978
Oversea-Chinese Banking Corp., Ltd.	26,736	219,072
Sea, Ltd. ADR(1)(2)	2,916	163,442
Singapore Airlines, Ltd.(1)(2)	9,600	33,929
Singapore Exchange, Ltd.	6,600	43,298
Singapore Technologies Engineering, Ltd.	13,218	32,840
Singapore Telecommunications, Ltd.	66,391	122,507

Calvert
VP EAFE International Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Singapore (continued)
United Overseas Bank, Ltd.	9,314	$ 168,700
UOL Group, Ltd.	3,470	15,964
Venture Corp., Ltd.	2,000	22,726
Wilmar International, Ltd.	15,000	39,906
		$ 1,531,247
Spain — 2.4%
Acciona S.A.	193	$ 33,921
ACS Actividades de Construccion y Servicios S.A.	1,860	41,793
Aena SME S.A.(2)(3)	627	65,070
Amadeus IT Group S.A.(2)	3,547	164,448
Banco Bilbao Vizcaya Argentaria S.A.	51,543	231,214
Banco Santander S.A.	133,702	311,111
CaixaBank S.A.	34,761	111,961
Cellnex Telecom S.A.(3)	4,167	128,538
EDP Renovaveis S.A.	2,336	48,052
Enagas S.A.	1,961	30,354
Endesa S.A.	2,524	37,909
Ferrovial S.A.	3,971	90,136
Grifols S.A.(1)(2)	2,499	21,590
Iberdrola S.A.	47,905	446,675
Industria de Diseno Textil S.A.(1)	8,506	175,535
Naturgy Energy Group S.A.(1)	1,110	25,678
Red Electrica Corp. S.A.	3,451	52,958
Repsol S.A.	11,183	128,495
Siemens Gamesa Renewable Energy S.A.(2)	1,846	32,185
Telefonica S.A.	41,041	135,678
		$2,313,301
Sweden — 3.2%
Alfa Laval AB	2,193	$54,380
Assa Abloy AB, Class B	7,667	143,649
Atlas Copco AB, Class A	21,255	197,552
Atlas Copco AB, Class B	13,379	110,899
Boliden AB	2,196	67,847
Electrolux AB, Class B(1)	1,958	20,350
Embracer Group AB(1)(2)	5,370	31,829
Epiroc AB, Class A	5,226	74,761
Epiroc AB, Class B	3,387	42,709
EQT AB(1)	2,347	45,349
Essity AB, Class B	4,621	91,296
Evolution AB(3)	1,433	113,275
Fastighets AB Balder, Class B(2)	4,764	19,016
Getinge AB, Class B	1,789	30,594
H & M Hennes & Mauritz AB, Class B	5,338	49,350
Hexagon AB, Class B	15,325	143,122
Holmen AB, Class B	733	27,815
Security	Shares	Value
Sweden (continued)
Husqvarna AB, Class B(1)	3,160	$ 17,517
Industrivarden AB, Class A	1,040	20,948
Industrivarden AB, Class C	1,413	28,181
Indutrade AB	2,126	34,484
Investment AB Latour, Class B(1)	1,245	20,600
Investor AB, Class A	4,231	64,834
Investor AB, Class B	14,593	212,930
Kinnevik AB, Class B(2)	1,801	23,604
L E Lundbergforetagen AB, Class B	593	21,408
Lifco AB, Class B(1)	1,823	25,291
Nibe Industrier AB, Class B	12,254	109,308
Sagax AB, Class B	1,260	20,743
Sandvik AB	8,294	113,060
Securitas AB, Class B(1)	3,793	26,331
Skandinaviska Enskilda Banken AB, Class A	13,095	124,805
Skanska AB, Class B	2,734	34,027
SKF AB, Class B(1)	3,034	40,645
Svenska Cellulosa AB SCA, Class B	4,539	57,593
Svenska Handelsbanken AB, Class A	11,498	94,387
Swedbank AB, Class A	7,255	95,227
Swedish Match AB	12,100	119,690
Swedish Orphan Biovitrum AB(2)	1,300	25,125
Tele2 AB, Class B(1)	4,405	38,013
Telefonaktiebolaget LM Ericsson, Class B(1)	22,720	132,809
Telia Co. AB	21,130	60,856
Volvo AB, Class A	1,898	28,086
Volvo AB, Class B	12,394	175,387
Volvo Car AB, Class B(2)	4,658	20,212
		$3,049,894
Switzerland — 11.0%
ABB, Ltd.	13,094	$338,080
Adecco Group AG	1,241	34,251
Alcon, Inc.	4,005	232,632
Bachem Holding AG(1)	217	13,648
Baloise Holding AG	374	47,788
Barry Callebaut AG	29	54,665
Chocoladefabriken Lindt & Spruengli AG	1	99,586
Chocoladefabriken Lindt & Spruengli AG PC	7	67,650
Cie Financiere Richemont S.A.	4,114	388,343
Clariant AG	1,727	27,587
Coca-Cola HBC AG	1,588	33,181
Credit Suisse Group AG	19,895	78,696
EMS-Chemie Holding AG	50	31,563
Geberit AG	277	118,774
Givaudan S.A.	72	217,512
Glencore PLC	77,709	408,362

Calvert
VP EAFE International Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Holcim Ltd.	4,461	$ 182,814
Julius Baer Group, Ltd.	1,804	78,725
Kuehne + Nagel International AG	429	87,358
Logitech International S.A.	1,318	60,256
Lonza Group AG	579	281,910
Nestle S.A.	22,155	2,396,225
Novartis AG	17,105	1,304,032
Partners Group Holding AG	176	141,642
Roche Holding AG(1)	215	83,986
Roche Holding AG PC	5,552	1,807,357
Schindler Holding AG	214	32,244
Schindler Holding AG PC	327	50,750
SGS S.A.	50	106,987
SIG Group AG	2,537	51,511
Sika AG	1,170	235,160
Sonova Holding AG	406	89,345
Straumann Holding AG	858	78,473
Swatch Group AG (The)	240	53,904
Swatch Group AG (The), Bearer Shares	501	20,988
Swiss Life Holding AG	238	105,151
Swiss Prime Site AG	549	43,732
Swiss Re AG	2,382	175,682
Swisscom AG	199	93,180
Temenos AG	527	35,529
UBS Group AG	27,451	398,258
VAT Group AG(3)	211	42,818
Zurich Insurance Group AG	1,178	469,610
		$10,699,945
United Kingdom — 14.6%
3i Group PLC	7,800	$93,658
abrdn PLC	16,252	24,861
Admiral Group PLC	1,328	28,212
Anglo American PLC	10,117	303,771
Antofagasta PLC	3,041	37,264
Ashtead Group PLC	3,505	157,409
Associated British Foods PLC	2,930	40,940
AstraZeneca PLC	12,210	1,342,238
Auto Trader Group PLC(3)	7,242	41,070
AVEVA Group PLC	905	31,225
Aviva PLC	22,211	95,259
BAE Systems PLC	24,501	215,276
Barclays PLC	130,170	207,118
Barratt Developments PLC	8,311	31,411
Berkeley Group Holdings PLC	842	30,763
BP PLC	152,626	729,306
British American Tobacco PLC	16,912	606,423
Security	Shares	Value
United Kingdom (continued)
British Land Co. PLC (The)	7,010	$ 27,152
BT Group PLC	53,043	71,306
Bunzl PLC	2,545	77,757
Burberry Group PLC	3,124	62,403
Coca-Cola Europacific Partners PLC	1,623	69,172
Compass Group PLC	14,207	282,896
Croda International PLC	1,153	82,352
Diageo PLC	18,062	760,293
Entain PLC	4,871	58,240
Ferguson PLC	1,650	171,153
GSK PLC	32,219	465,329
Haleon PLC(2)	39,318	122,592
Halma PLC	3,122	70,221
Hargreaves Lansdown PLC	2,659	25,465
Hikma Pharmaceuticals PLC	1,223	18,434
HSBC Holdings PLC	157,614	816,103
Imperial Brands PLC	6,981	143,549
Informa PLC	12,094	69,128
InterContinental Hotels Group PLC	1,394	67,138
Intertek Group PLC	1,359	55,759
J Sainsbury PLC	11,679	22,617
JD Sports Fashion PLC	18,070	19,907
Johnson Matthey PLC	1,407	28,406
Kingfisher PLC	15,641	38,074
Land Securities Group PLC	5,555	32,098
Legal & General Group PLC	45,856	109,457
Lloyds Banking Group PLC	547,829	247,612
London Stock Exchange Group PLC	2,541	214,585
M&G PLC	18,709	34,464
Melrose Industries PLC	33,152	37,069
Mondi PLC	4,019	61,742
National Grid PLC	28,337	291,704
NatWest Group PLC	41,494	103,350
Next PLC	1,070	56,791
Ocado Group PLC(2)	3,893	20,203
Pearson PLC	4,936	47,137
Persimmon PLC	2,245	30,703
Phoenix Group Holdings PLC	5,688	33,126
Prudential PLC	21,542	210,845
Reckitt Benckiser Group PLC	5,568	369,055
RELX PLC	15,283	373,451
Rentokil Initial PLC	13,829	73,300
Rio Tinto PLC	8,805	476,402
Rolls-Royce Holdings PLC(2)	60,119	46,042
Sage Group PLC (The)	7,606	58,616
Schroders PLC	5,494	23,615
Segro PLC	9,587	79,993

Calvert
VP EAFE International Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Severn Trent PLC	1,999	$ 52,257
Shell PLC	58,607	1,453,918
Smith & Nephew PLC	6,612	76,321
Smiths Group PLC	2,736	45,574
Spirax-Sarco Engineering PLC	595	68,397
SSE PLC	8,413	142,062
St. James's Place PLC	4,594	52,317
Standard Chartered PLC	20,402	127,605
Taylor Wimpey PLC	27,593	26,868
Tesco PLC	59,499	136,555
Unilever PLC	20,205	887,805
United Utilities Group PLC	5,449	53,804
Vodafone Group PLC	213,953	239,456
Whitbread PLC	1,488	37,719
WPP PLC	8,399	69,334
		$14,143,002
Total Common Stocks (identified cost $81,972,507)		$95,834,064

Short-Term Investments — 2.9%

Affiliated Fund — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(6)	602,702	$ 602,702
Total Affiliated Fund (identified cost $602,702)		$ 602,702

Securities Lending Collateral — 2.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(7)	2,179,728	$ 2,179,728
Total Securities Lending Collateral (identified cost $2,179,728)		$ 2,179,728
Total Short-Term Investments (identified cost $2,782,430)		$ 2,782,430

Total Investments — 101.8% (identified cost $84,754,937)	$98,616,494
Other Assets, Less Liabilities — (1.8)%	$(1,724,572)
Net Assets — 100.0%	$96,891,922

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2022. The aggregate market value of securities on loan at September 30, 2022 was $4,114,071 and the total market value of the collateral received by the Fund was $4,593,727, comprised of cash of $2,179,728 and U.S. government and/or agencies securities of $2,413,999.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2022, the aggregate value of these securities is $1,381,658 or 1.4% of the Fund's net assets.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
(7)	Represents investment of cash collateral received in connection with securities lending.
At September 30, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	17.4%
Industrials	14.9
Health Care	13.7
Consumer Staples	11.1
Consumer Discretionary	10.9
Information Technology	7.8
Materials	7.4
Energy	4.9
Communication Services	4.8
Utilities	3.3
Real Estate	2.7
Total	98.9%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

Calvert
VP EAFE International Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2022.
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At September 30, 2022, the value of the Fund's investment in affiliated issuers and funds was $1,027,066, which represents 1.1% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$517,430	$ 32,242	$ (42,212)	$7,587	$(90,683)	$ 424,364	$18,947	93,676
Short-Term Investments
Calvert Cash Reserves Fund, LLC	340,788	2,676,250	(3,017,091)	53	—	—	48	—
Liquidity Fund, Institutional Class(1)	—	4,801,069	(4,198,367)	—	—	602,702	2,231	602,702
Total				$7,640	$(90,683)	$1,027,066	$21,226

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$7,539,480	$ —	$7,539,480
Austria	—	157,104	—	157,104
Belgium	—	802,908	—	802,908
Denmark	—	2,548,060	—	2,548,060
Finland	—	1,201,030	—	1,201,030
France	5,716	10,140,804	—	10,146,520
Germany	—	7,147,225	—	7,147,225
Hong Kong	15,140	2,901,715	—	2,916,855
Ireland	—	869,475	—	869,475
Israel	263,636	551,633	—	815,269
Italy	—	1,853,516	—	1,853,516
Japan	—	21,940,939	—	21,940,939
Netherlands	101,086	4,878,445	—	4,979,531
New Zealand	—	209,993	—	209,993
Norway	—	798,248	—	798,248
Portugal	—	170,522	—	170,522
Singapore	193,324	1,337,923	—	1,531,247

Calvert
VP EAFE International Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Spain	$ —	$2,313,301	$ —	$2,313,301
Sweden	—	3,049,894	—	3,049,894
Switzerland	—	10,699,945	—	10,699,945
United Kingdom	191,764	13,951,238	—	14,143,002
Total Common Stocks	$770,666	$95,063,398(1)	$ —	$95,834,064
Short-Term Investments:
Affiliated Fund	$602,702	$ —	$ —	$602,702
Securities Lending Collateral	2,179,728	—	—	2,179,728
Total Investments	$3,553,096	$95,063,398	$ —	$98,616,494

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.